OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2020	2019
Deferred and prepaid charter revenue	15,156	10,000
Employee taxes	34	3,117
Other items	895	162
	16,085	13,279